Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	$ 52	$ 50	$ 39
Post-employment benefits	1	0	0
Other long-term employee benefits	8	6	5
Share-based payments	26	27	20
Total	$ 87	$ 83	$ 64